CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 170,962	$ 24,079	¥ 531,064	¥ 2,184,520
Cost of revenues	(90,259)	(12,713)	(206,208)	(878,236)
Gross profit	80,703	11,366	324,856	1,306,284
Operating expenses:
Sales and marketing expenses	(101,260)	(14,262)	(79,129)	(1,412,873)
Research and development expenses	(167,932)	(23,653)	(235,846)	(800,163)
General and administrative expenses	(154,261)	(21,727)	(221,029)	(445,440)
Impairment for property and equipment, right-of-use assets and rental deposits | ¥				(121,294)
Total operating expenses	(423,453)	(59,642)	(536,004)	(2,779,770)
Loss from operations	(342,750)	(48,276)	(211,148)	(1,473,486)
Interest income	27,811	3,917	11,352	24,573
Foreign currency exchange gain (loss)	(801)	(113)	159	2,326
Other income, net	3,958	557	21,765	4,674
Loss before provision for income tax	(311,782)	(43,915)	(177,872)	(1,441,913)
Net loss	(311,782)	(43,915)	(177,872)	(1,441,913)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (311,782)	$ (43,915)	¥ (177,872)	¥ (1,441,913)
Net loss per ordinary share
Earnings Per Share Basic | (per share)	¥ (0.68)	$ (0.1)	¥ (0.35)	¥ (2.92)
Earnings Per Share Diluted | (per share)	¥ (0.68)	$ (0.1)	¥ (0.35)	¥ (2.92)
Earnings Per Share Basic And Diluted DisclosureAbstract
Weighted Average Number of Shares Outstanding Basic	458,636,327	458,636,327	502,801,926	494,055,703
Weighted Average Number of Shares Outstanding, Diluted	458,636,327	458,636,327	502,801,926	494,055,703